Stock-Based Compensation - Schedule of Unvested Shares of Restricted Stock (Details) - Restricted Stock	2 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Unvested Restricted Shares
Unvested shares as of October 19, 2016 (in shares) | shares	0
Granted (in shares) | shares	298,335
Vested (in shares) | shares	(11,110)
Forfeited (in shares) | shares	(4,445)
Unvested shares as of December 31, 2016 (in shares) | shares	282,780
Weighted Average Grant-Date Fair Value
Unvested shares as of October 19, 2016 (in USD per share) | $ / shares	$ 0.00
Granted (in USD per share) | $ / shares	14.97
Vested (in USD per share) | $ / shares	(14.69)
Forfeited (in USD per share) | $ / shares	(15.00)
Unvested shares as of December 31, 2016 (in USD per share) | $ / shares	$ 14.98